Segment Reporting (Tables)	12 Months Ended
Feb. 28, 2023
Segment Reporting [Abstract]
Schedule of segment information provided to the Group CEO
Figures in Rand thousands	Cartrack	Carzuka	Karooooo Logistics	Total
February 28, 2023
Subscription revenue	3,003,931	-	6,141	3,010,072
Other revenue	72,709	-	-	72,709
Vehicle sales	-	250,845	-	250,845
Delivery service	-	-	173,441	173,441
Segment revenue	3,076,640	250,845	179,582	3,507,067

Segment operating profit/ (loss)	914,981	(37,813)	4,747	881,915

Depreciation and amortization	541,238	2,133	1,560	544,931
Capital expenditure	605,716	12,074	8,519	626,309

February 28, 2022
Subscription revenue	2,565,745	–	2,420	2,568,165
Other revenue	71,055	–	–	71,055
Vehicle sales	–	67,310	–	67,310
Delivery service	–	–	39,621	39,621
Segment revenue	2,636,800	67,310	42,041	2,746,151

Segment operating profit/ (loss)	715,336	(13,302)	(2,909)	699,125

Depreciation and amortization	497,161	97	101	497,359
Capital expenditure	594,171	1,916	363	596,450

Schedule of reconciliation of information on reportable segments to the amounts reported in consolidated financial statements
	Year ended February 28
Figures in Rand thousands	2023	2022	2021
Total segment operating profits	881,915	699,125	726,562
IPO costs	-	(10,288)	(25,570)
Finance income	23,255	6,083	4,358
Finance cost	(10,095)	(12,331)	(9,302)
Fair value changes to derivative assets	(971)	(506)	–
Consolidated profit before taxation	894,104	682,083	696,048

Schedule of information about geographical areas
	As of February 28
Non-current operating assets[1]	2023	2022

South Africa	1,417,103	1,295,683
Africa-Other	116,463	92,517
Europe	270,379	192,712
Asia-Pacific[2], Middle East & USA	380,436	314,421
	2,184,381	1,895,333
1	Non-current operating assets consist of property, plant and equipment, capitalized commission assets, intangible assets, goodwill and prepayments.
2	Included in Asia-Pacific is non-current assets from Singapore amount to ZAR 140.0 million (2022: ZAR 113.0 million).